Operations - Strategic Partnerships (Details) - Private integrated logistics solutions company item in Thousands	Dec. 20, 2017 item
Strategic Partnerships
Portion of ownership interest (as a percent)	50.01%
Anticipated number of tons of cargo per year	100
Brazil's Postal Service
Strategic Partnerships
Portion of ownership interest (as a percent)	49.90%